Summary of Significant Accounting Policies - Change in Accounting Principle (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									$ 1,069	$ 919	$ 928
Total revenues	$ 10,759	$ 10,019	$ 10,213	$ 9,613	$ 10,234	$ 9,305	$ 9,287	$ 8,664	40,604	37,490	32,467
Operating income	1,112	1,323	1,416	1,037	1,001	1,048	833	1,168	4,888	4,050	2,479
Interest income									17	13	6
Total other expense, net									(1,727)	(1,723)	(1,501)
Net income	$ 2,707	$ 550	$ 581	$ 698	$ 390	$ 366	$ 225	$ 479	4,536	1,460	733
Discount On Equipment Installment Plan Receivables
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									1,069	919	928
Total revenues									40,604	37,490	32,467
Operating income									4,888	4,050	2,479
Interest income									17	13	6
Total other expense, net									(1,727)	(1,723)	(1,501)
Net income									4,536	1,460	733
Discount On Equipment Installment Plan Receivables | Unadjusted
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									789	671	514
Total revenues									40,324	37,242	32,053
Operating income									4,608	3,802	2,065
Interest income									297	261	420
Total other expense, net									(1,447)	(1,475)	(1,087)
Net income									4,536	1,460	733
Discount On Equipment Installment Plan Receivables | Change in Accounting Principle
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Other revenues									280	248	414
Total revenues									280	248	414
Operating income									280	248	414
Interest income									(280)	(248)	(414)
Total other expense, net									(280)	(248)	(414)
Net income									$ 0	$ 0	$ 0